Income Taxes (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary of deferred tax assets and valuation allowance
Operating loss carry-forward	$ 3,100,000	$ 2,700,000
Deferred tax asset before Valuation allowance	3,100,000	2,700,000
Valuation allowance	(3,100,000)	(2,700,000)
Net deferred tax asset